Bonds and Loans	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Bonds and Loans	Bonds and Loans

	JPY (millions) As of March 31
	2020	2021
Bonds	¥3,204,965	¥3,532,202
Short-term loans	5,014	69
Long-term loans	1,883,325	1,103,100
Total	¥5,093,304	¥4,635,371
Non-current	¥4,506,487	¥4,613,218
Current	¥586,817	¥22,153
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2020	As of March 31, 2021	Interest rate (%)
15th Unsecured Straight Bonds	¥60,000	¥59,993	¥—	0.704%	— (9)
Hybrid subordinated bonds	¥500,000	496,773	497,485	1.720% per annum through October 6, 2024 and 6 month LIBOR + margin (1.750-2.750%) thereafter	June 2079
USD Unsecured Senior Notes	$ 500 as of March 31, 2020 $ 200 as of March 31, 2021	54,129	22,084	2.450%	January 2022 (6)
2018 EUR Unsecured Senior Notes – variable rate	€ 1,750 as of March 31, 2020 € 750 as of March 31, 2021	208,229	97,221	3 month EURIBOR + margin 2020:(0.550-1.100%) 2021:(1.100%)	November 2022 (10)
2018 EUR Unsecured Senior Notes – fixed rate	€ 5,750 as of March 31, 2020 € 4,500 as of March 31, 2021	681,244	580,805	2020:0.375-3.000% 2021:1.125-3.000%	November 2022 - November 2030 (3)
2018 USD Unsecured Senior Notes – fixed rate	$ 4,500 as of March 31, 2020 $ 3,250 as of March 31, 2021	485,780	357,296	2020:4.000-5.000% 2021:4.400-5.000%	November 2023 - November 2028 (4)
Unsecured Senior Notes Assumed in Shire Acquisition	$ 8,800 as of March 31, 2020 $ 5,500 as of March 31, 2021	910,252	577,426	2020:2.400-3.200% 2021:2.875-3.200%	September 2023 - September 2026 (2)(5)
Unsecured Senior Notes Assumed in Shire Acquisition	$1,520	164,565	167,972	3.600-5.250%	June 2022 - June 2045
2020 USD Unsecured Senior Notes – fixed rate	$7,000	—	768,133	2.050-3.375%	March 2030 - July 2060
2020 EUR Unsecured Senior Notes – fixed rate	€3,600	—	463,780	0.750-2.000%	July 2027 - July 2040
Commercial Paper	¥144,000	144,000	—		—
Total		¥3,204,965	¥3,532,202
The composition of loans is as follows:

		JPY (millions) Carrying amount			Maturity
Instrument	Principal amount in contractual currency (millions)	As of March 31, 2020	As of March 31, 2021	Interest rate (%)
Syndicated Loans 2013	¥60,000	¥60,000	¥—	3 month LIBOR + 0.010%	— (8)
Syndicated Loans 2016	¥200,000	200,000	200,000	0.200–0.300%	April 2023 - April 2026
Syndicated Loans 2017	¥113,500	113,500	113,500	0.350%	April 2027
USD Syndicated Loans 2017	$1,500	162,442	165,538	6 month LIBOR + 0.500%	April 2027
USD Syndicated Loans 2019	$6,800	720,581	—	LIBOR + variable margin (0.750-1.500%)	— (1) (7)
USD Japan Bank for International Cooperation 2019	$3,700	401,450	408,980	6 month LIBOR + 0.600%	December 2025
Other		230,366	215,151		— (8)
Total		¥1,888,339	¥1,103,169
On July 9, 2020, Takeda issued unsecured U.S. dollar-denominated senior notes (the “USD Notes”) with an aggregate principal amount of 7,000 million USD and unsecured Euro-denominated senior notes (the “EUR Notes”) with an aggregate principal amount of 3,600 million EUR. The maturity dates for the USD Notes are from March 31, 2030 to July 9, 2060 and for the EUR Notes are from July 9, 2027 to July 9, 2040, respectively. Under the terms and conditions of these notes, Takeda may redeem these notes, in whole or in part, at any time prior to maturity. Interest is payable semi-annually at a rate 2.050 – 3.375% for the USD Notes and annually at a rate 0.750 – 2.000% for the EUR Notes. The notes are unsecured, and Takeda is not subject to any financial covenants related to these notes. The proceeds from these notes were used to repay the Term Loan Credit Agreement loans of 3,250 million USD and 3,019 million EUR on July 10, 2020 in advance of their original maturities of January 2024(1), together with the early redemption of unsecured senior notes with face values of 2,400 million USD and 1,250 million EUR on August 3, 2020 in advance of their original maturities of September 2021(2) and November 2020(3), respectively. Takeda further executed the early redemption of unsecured senior notes with face values of 2,450 million USD, comprising 1,250 million USD on February 26, 2021, 900 million USD on January 22, 2021, and 300 million USD on February 25, 2021 in advance of their original maturities of November 2021(4), September 2021(5) and January 2022(6) respectively.

In addition to the above, mandatory debt repayments were made in the fiscal year ended March 31, 2021. In April 2020, a mandatory repayment of 94 million USD(7) was made on USD and EUR Term Loan Credit Agreement loans and in July 2020, 130 billion JPY in mandatory repayments of debt issued in July 2013 were made comprising 70 billion JPY(8) in loans and 60 billion JPY(9) in unsecured straight bonds. Additionally, in November 2020, a mandatory repayment of 1,000 million EUR(10) in unsecured floating rate senior notes was made, the notes having been incurred in connection with the Shire Acquisition.

On June 6, 2019, Takeda issued hybrid subordinated bonds (the “Hybrid Bonds”) with an aggregate principal amount of 500 billion JPY. The proceeds from the Hybrid Bonds were used to repay the existing syndicated loans comprised of a senior short-term loan facility that was utilized to finance the acquisition of Shire. The Hybrid Bonds will mature on June 6, 2079. Under the terms and conditions of the Hybrid Bonds, Takeda may make an early repayment of all of the principal of the Hybrid Bonds on each interest payment date beginning October 6, 2024. Interest is payable semi-annually at a rate 1.720% through October 6, 2024 and 6 month LIBOR + margin (1.750 - 2.750%) thereafter subject to annual revision. The Hybrid Bonds are unsecured, and Takeda is not subject to any financial covenants related to these bonds.

In September 2019, Takeda reached an agreement on a commitment facility of 700 billion JPY with various Japanese and non-Japanese banks. The commitment facility has a current maturity of September 2025 with optionality in the agreement to permit the extension to September 2026 should Takeda’s banking partners be supportive. The purpose of the commitment facility is for general business use. There were no drawdowns on the 700 billion JPY commitment facility as of March 31, 2020 and 2021 respectively.

There are long-term financing agreements that contain financial covenants, a key one of which requires Takeda’s ratio of consolidated net debt to adjusted EBITDA, as defined in the loan agreements, for the previous twelve-month period to not surpass certain levels as of March 31 and September 30 of each year. Takeda was in compliance with all financial covenants as of March 31, 2020 and 2021 respectively.

In 2017, Takeda entered into USD to JPY cross currency interest rate swap agreements to fix the interest rate for 925 million USD of the floating rate USD Syndicated Loans 2017. In respect of the remaining 575 million USD of the floating rate USD Syndicated Loans 2017, Takeda entered into an interest rate swap agreement to fix the applicable interest rate and also entered into a USD to JPY cross currency swap for 200 million USD of the fixed rate USD Unsecured Senior Notes issued in 2017. Furthermore, in 2020, Takeda entered into USD to JPY cross currency swaps on 1,750 million USD of the fixed rate 2018 USD Unsecured Senior Notes and 4,000 million USD of the fixed rate 2020 USD Unsecured Senior Notes.